General and administrative expense and Termination benefits - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Total share-based compensation expense	$ 4,743	$ 6,541	$ 5,276
General and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Total share-based compensation expense	4,743	6,541	5,276
Tax expense reversal arising from resolution of tax audits	6,500	9,900	18,600
Insurance expense	$ 2,262	$ 3,055	$ 3,192